Vanguard Convertible Securities Fund

Supplement to the Prospectus and Summary Prospectus Dated March 25, 2015

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Stuart Spangler, CFA, Managing Director of Oaktree. He has co-managed the Fund since January 2015 and is responsible for the Fund’s U.S. convertible securities investments.

Jean-Paul Nedelec, Managing Director of Oaktree. He has co-managed the Fund’s foreign convertible securities investments since 2010.

Abe Ofer, Managing Director of Oaktree. He has co-managed the Fund’s foreign convertible securities investments since 2010.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Fund are:

Stuart Spangler, CFA, Managing Director of Oaktree. He has worked in investment management since 1993, has been with Oaktree since 1997, and has co-managed the Fund since January 2015 and is responsible for the Fund’s U.S. convertible securities investments. Education: B.S., U.S. Air Force Academy.

(over, please)

Jean-Paul Nedelec, Managing Director of Oaktree. He has worked in investment management since 1987, has managed investment portfolios since 1990, and has co-managed the Fund’s foreign convertible securities investments since 2010. Education: Undergraduate business degree, EPSCI-ESSEC (France).

Abe Ofer, Managing Director of Oaktree. He has worked in investment management since 1984, has managed investment portfolios since 1989, and has co-managed the Fund’s foreign convertible securities investments since 2010. Education: B.A., Reed College; M.B.A., University of Chicago.

CFA® is a registered trademark owned by CFA Institute.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 82A 072015

Vanguard Convertible Securities Fund

Supplement to the Statement of Additional Information Dated March 25, 2015

Statement of Additional Information Text Changes

In the Investment Advisory Services section, all references to Larry W. Keele are removed.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 82A 072015